UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009

           -----------------------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles W. Brown
      ---------------------------------
Title:  Vice President
      ---------------------------------
Phone:  248.258.9290
      ---------------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown            Birmingham, MI                05/04/2007
--------------------            --------------                ----------
    [Signature]                 [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-_03742___________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                               --

Form 13F Information Table Entry Total:        74
Form 13F Information Table Value Total:  $104,140,909
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
ABBOTT LABS COM                COM              002824100     3090   55375 SH       SOLE              55375      0
AFFILIATED COMPUTER CL A       CL A             008190100      782   13275 SH       SOLE              13275      0
AFLAC INC COM                  COM              001055102     3008   63928 SH       DEFINED           63578      0   350
ALTRIA GROUP INC               COM              02209s103     1855   21125 SH       SOLE              21125      0
AMERICAN EXPRESS CO COM        COM              025816109      764   13550 SH       SOLE              13550      0
AMERICAN INTL GROUP COM        COM              026874107     2478   36858 SH       SOLE              36858      0
AMERICAN TEL&TELEG CO COM      COM              00206r102      542   13740 SH       SOLE              13740      0
AMGEN INC COM                  COM              031162100     2062   36895 SH       SOLE              36895      0
APPLEBEES INTL INC COM         COM              037899101      637   25722 SH       SOLE              25722      0
APPLIED MATLS INC COM          COM              038222105     1338   73033 SH       DEFINED           68233      0  4800
AUTOMATIC DATA PROCESS COM     COM              053015103      664   13726 SH       SOLE              13726      0
BANK OF AMERICA                COM              060505104     1525   29900 SH       SOLE              29900      0
BAXTER INTL INC COM            COM              071813109      896   17004 SH       SOLE              17004      0
BIOMET INC COM                 COM              090613100      771   18150 SH       SOLE              18150      0
CEDAR FAIR L P DEPOSITRY UNIT  COM              150185106      305   10676 SH       SOLE              10676      0
CENTURYTEL INC                 COM              156700106      558   12339 SH       SOLE              12339      0
CHEVRONTEXACO CORP COM         COM              166764100     2323   31407 SH       DEFINED           30707      0   700
CHURCH & DWIGHT INC COM        COM              171340102     2842   56451 SH       DEFINED           55951      0   500
CIMAREX ENERGY CO COM          COM              171798101     1333   36000 SH       SOLE              36000      0
CITIGROUP INC COM              COM              172967101     1726   33612 SH       DEFINED           33611      0     1
COHEN & STEERS                 COM              19247x100      327   11000 SH       SOLE              11000      0
COHEN & STEERS QTY RLY COM     COM              19247l106      301   12600 SH       SOLE              12600      0
COMERICA INC COM               COM              200340107      707   11958 SH       DEFINED            8738      0  3220
CONSTELLATION BRANDS CL A      CL A             21036p108     2148  101400 SH       SOLE             101400      0
CVS CORP COM                   COM              126650100     2432   71231 SH       SOLE              71231      0
DANAHER CORP DEL COM           COM              235851102     2692   37676 SH       SOLE              37676      0
DENTSPLY INTL INC NEW COM      COM              249030107     2103   64202 SH       SOLE              64202      0
DIGITAL RIV INC COM            COM              25388b104      924   16725 SH       DEFINED           16325      0   400
E  ON MOBIL CORP COM           COM              30231g102     2286   30294 SH       DEFINED           26460      0  3834
FIRST DATA CORP COM            COM              319963104      569   21170 SH       SOLE              21170      0
FISERV INC COM                 COM              337738108      536   10100 SH       DEFINED            9750      0   350
FORD MTR CO DEL COM PAR $0.01  COM              345370860      130   16478 SH       SOLE              16478      0
GENERAL ELEC CO COM            COM              369604103     2429   68707 SH       DEFINED           66207      0  2500
GENWORTH FINL INC COM CL A     CL A             37247d106     2562   73322 SH       SOLE              73322      0
GRACO INC COM                  COM              384109104      803   20501 SH       SOLE              20501      0
HARLEY DAVIDSON INC COM        COM              412822108     1418   24141 SH       SOLE              24141      0
HEALTH CARE REIT INC COM       COM              42217k106      542   12350 SH       DEFINED           12350      0
HEALTHCARE RLTY TR COM         COM              421946104      522   14000 SH       DEFINED           14000      0
HOSPIRA INC COM                COM              441060100      440   10749 SH       SOLE              10749      0
INDIA FD INC COM               ETF              454089103      882   23121 SH       DEFINED           22921      0   200
INTEL CORP COM                 COM              458140100      424   22143 SH       SOLE              22143      0
INTERNATIONAL BUS MACH COM     COM              459200101     1823   19335 SH       SOLE              19335      0
INTUIT COM                     COM              461202103      821   30025 SH       SOLE              30025      0
ISHARES INC MSCI JAPAN         ETF              464286848      594   40795 SH       SOLE              40795      0
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1349   17693 SH       SOLE              17693      0
ASIA,
ISHARES TR RUSSELL MCP GR      ETF              464287234     1079   10070 SH       SOLE              10070      0
JOHNSON & JOHNSON COM          COM              478160104     2919   48445 SH       SOLE              48445      0
KINDER MORGAN ENERGY UT LTD    LP               494550106     1213   23035 SH       SOLE              23035      0
PARTNER
LEGGETT & PLATT INC COM        COM              524660107     1269   55967 SH       DEFINED             400      0 55567
LOWES COS INC COM              ETF              548661107     1842   58508 SH       SOLE              58508      0
MBT FINANCIAL CORP             COM              578877102     1115   86362 SH       SOLE              86362      0
MCDONALDS CORP COM             COM              580135101      652   14468 SH       SOLE              14468      0
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     2323   32027 SH       DEFINED           30725      0  1302
MEDTRONIC INC COM              COM              585055106     1309   26673 SH       SOLE              26673      0
MICROSOFT CORP COM             COM              594918104     1802   64644 SH       SOLE              64644      0
MONEYGRAM INTL INC COM         COM              60935y109      430   15501 SH       DEFINED           14801      0   700
MORGAN J P CHASE CO INC COM    CP               46625h100      556   11484 SH       SOLE              11484      0
PEPSICO INC COM                COM              713448108     3396   53434 SH       DEFINED           51359      0  2075
PFIZER INC COM                 COM              717081103      267   10556 SH       SOLE              10556      0
POWERSHARES QQQ TRUST SER 1    ETF              73935a104      444   10200 SH       SOLE              10200      0
PROCTER & GAMBLE CO COM        COM              742718109     3422   54179 SH       DEFINED           44755      0  9424
QUALCOMM INC COM               COM              747525103      622   14575 SH       DEFINED           13875      0   700
STRYKER CORP COM               COM              863667101     2489   37528 SH       SOLE              37528      0
SYSCO CORP COM                 COM              871829107     2040   60314 SH       SOLE              60314      0
T ROWE PRICE GROUP INC         COM              74144t108     1505   31900 SH       SOLE              31900      0
UNITED PARCEL SERVICE CL B     CL B             911312106     2159   30805 SH       SOLE              30805      0
UNITED TECHNOLOGIES CP COM     COM              913017109     2049   31528 SH       SOLE              31528      0
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      891   17025 SH       SOLE              17025      0
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      813   21444 SH       DEFINED            4537      0 16907
WACHOVIA CORP COM              COM              929903102      650   11800 SH       SOLE              11800      0
WALGREEN                       COM              931422109     2629   57291 SH       DEFINED           50791      0  6500
WELLS FARGO & CO NEW COM       COM              949746101     2958   85921 SH       SOLE              85921      0
WYETH                          COM              983024100      620   12400 SH       SOLE              12400      0
ZIMMER HLDGS INC COM           COM              98956p102     1415   16572 SH       SOLE              16572      0